Financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

(a)	Fair value of financial instruments

June 30, 2019	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,097,661	$1,097,661	$1,018,837	$—	$78,824
Development loans and other receivables	$12,242	$12,294	$—	$12,294	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	80,574	80,574	—	—	80,574
Energy contracts not designated as a cash flow hedge	423	423	—	—	423
Currency forward contract not designated as a hedge	1,120	1,120	—	1,120	—
Total derivative instruments	82,117	82,117	—	1,120	80,997
Total financial assets	$1,192,020	$1,192,072	$1,018,837	$13,414	$159,821
Long-term debt	$3,781,906	$4,049,563	$1,446,278	$2,603,285	$—
Convertible debentures	397	627	627	—	—
Preferred shares, Series C	13,860	14,830	—	14,830	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	63	63	—	—	63
Energy contracts not designated as a cash flow hedge	25	25	—	—	25
Cross-currency swap designated as a net investment hedge	76,532	76,532	—	76,532	—
Derivatives designated as foreign exchange hedge	9,608	9,608	—	9,608	—
Currency forward contract not designated as a hedge	632	632	—	632	—
Commodity contracts for regulated operations	2,598	2,598	—	2,598	—
Total derivative instruments	89,458	89,458	—	89,370	88
Total financial liabilities	$3,885,621	$4,154,478	$1,446,905	$2,707,485	$88
(1) Balance of $200 associated with certain weather derivatives has been excluded, as they are accounted for based on intrinsic value rather than fair value.

20.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2018	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$814,530	$814,530	$814,530	$—	$—
Development loans and other receivables	$103,696	$110,019	$—	$110,019	$—
Derivative instruments:
Energy contracts designated as a cash flow hedge	61,838	61,838	—	—	61,838
Currency forward contract not designated as a hedge	869	869	—	869	—
Commodity contracts for regulatory operations	101	101	—	101	—
Total derivative instruments	62,808	62,808	—	970	61,838
Total financial assets	$981,034	$987,357	$814,530	$110,989	$61,838
Long-term debt	$3,336,795	$3,356,773	$768,400	$2,588,373	$—
Convertible debentures	470	639	639	—	—
Preferred shares, Series C	13,418	13,703	—	13,703	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	57	57	—	—	57
Cross-currency swap designated as a net investment hedge	93,198	93,198	—	93,198	—
Interest rate swaps designated as a hedge	8,473	8,473	—	8,473	—
Commodity contracts for regulated operations	1,114	1,114	—	1,114	—
Total derivative instruments	102,842	102,842	—	102,785	57
Total financial liabilities	$3,453,525	$3,473,957	$769,039	$2,704,861	$57

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2019
Financial contracts: Swaps	2,971,366
Forward contracts	4,660,000

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts on the unaudited interim consolidated balance sheets:

	June 30, 2019	December 31, 2018
Regulatory assets:
Swap contracts	$119	$66
Option contracts	30	—
Forward contracts	$989	$—
Regulatory liabilities:
Swap contracts	$645	$218
Option contracts	—	134
Forward contracts	$—	$1,259

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and the Sugar Creek development project by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
806,770	December 2028	35.81	PJM Western HUB
2,664,040	December 2024	27.51	NI HUB
2,803,607	December 2027	36.46	ERCORT North HUB
5,254,390	September 2030	24.54	MISO Illinois HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018

Effective portion of cash flow hedge	$6,442	$6,204	$10,087	$3,764
Amortization of cash flow hedge	(8)	(8)	(16)	(16)
Amount reclassified from AOCI	5,733	(1,642)	3,559	(2,945)
OCI attributable to shareholders of APUC	$12,167	$4,554	$13,630	$803

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$(398)	$67	$(398)	$182
Currency forward contract	(145)	(728)	417	(1,063)
Total change in unrealized loss (gain) on derivative financial instruments	$(543)	$(661)	$19	$(881)
Realized loss (gain) on derivative financial instruments:
Energy derivative contracts	—	—	207	13
Currency forward contract	(288)	452	(573)	859
Total realized loss (gain) on derivative financial instruments	$(288)	$452	$(366)	$872
Gain on derivative financial instruments not accounted for as hedges	(831)	(209)	(347)	(9)
Other	(12)	(12)	(23)	(23)
	$(843)	$(221)	$(370)	$(32)
Amounts recognized in the consolidated statements of operations consist of:
Loss (gain) on derivative financial instruments	(409)	55	(213)	172
Gain on foreign exchange	(434)	(276)	(157)	(204)
	$(843)	$(221)	$(370)	$(32)